SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Long-term debts (Details) - CNY (¥)	Dec. 27, 2021	Aug. 06, 2021	Aug. 05, 2021	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts					¥ 78,300,000,000	¥ 72,037,000,000
Loans from Sinopec Group Company and fellow subsidiaries					13,690,000,000	11,778,000,000
Total long-term debts					91,990,000,000	83,815,000,000
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans					38,944,000,000	38,318,000,000
Corporate bonds (i)					49,649,000,000	38,356,000,000
Total third parties' long-term debts					88,593,000,000	76,674,000,000
Less: Current portion					(10,293,000,000)	(4,637,000,000)
Long-term debts					78,300,000,000	72,037,000,000
Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion					(466,000,000)	(622,000,000)
Loans from Sinopec Group Company and fellow subsidiaries					13,690,000,000	11,778,000,000
Corporate bond, one | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value				¥ 100
Term of the debt				5 years
Total amount issued				¥ 5,000,000,000
Interest rate percentage				3.20%
Corporate bond, two | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value			¥ 100
Term of the debt			3 years
Total amount issued			¥ 2,000,000,000
Interest rate percentage			2.95%
Corporate bond, three | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value		¥ 100
Term of the debt		2 years
Total amount issued		¥ 2,000,000,000
Interest rate percentage		2.80%
Corporate bond, four | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Par value	¥ 100
Term of the debt	3 years
Total amount issued	¥ 2,550,000,000
Interest rate percentage	2.50%
RMB denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans					38,880,000,000	38,226,000,000
Corporate bonds (i)					¥ 38,522,000,000	26,977,000,000
RMB denominated | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					4.00%
Fixed interest rates on long-term loans					4.90%
RMB denominated | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					1.08%
Fixed interest rates on long-term loans					2.20%
RMB denominated | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion					¥ (466,000,000)	(622,000,000)
Loans from Sinopec Group Company and fellow subsidiaries					¥ 12,988,000,000	11,013,000,000
RMB denominated | Sinopec Group Company and fellow subsidiaries. | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					5.23%
RMB denominated | Sinopec Group Company and fellow subsidiaries. | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					1.08%
USD | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans					¥ 64,000,000	92,000,000
Corporate bonds (i)					¥ 11,127,000,000	11,379,000,000
USD | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					1.55%
Fixed interest rates on long-term loans					4.25%
USD | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Fixed interest rates on long-term loans					3.13%
USD | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about long-term debts and loans [line items]
Loans from Sinopec Group Company and fellow subsidiaries					¥ 1,168,000,000	¥ 1,387,000,000
USD | Sinopec Group Company and fellow subsidiaries. | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans					1.65%